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                                                  (RIVERSOURCE INVESTMENTS LOGO)

 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- JAN. 1,
                                      2009

Fund                                              Prospectus date / Form #              SAI date / Form #
RiverSource Variable Portfolio -- S&P 500 Index
Fund                                               05/01/08 / S-6466-99 AC        05/01/08 / S-6466-20 AF (5/08)


FOR THE PROSPECTUS

The Management section has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

-   Managed the Fund since January 2009.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

-   MS and Ph.D., MIT.

Georgios Vetoulis, Ph.D., Senior Equity Analyst

-   Managed the Fund since January 2009.

-   Joined RiverSource Investments in August 2002 as an Equity Analyst.

- Began investment career in 2001 at Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry.

- B.S. in physics from University of Athens, Greece; Ph.D. from Princeton University.

Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio -- S&P 500 Index Fund, a series of RiverSource Variable
Portfolio -- Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

FOR THE STATEMENT OF ADDITIONAL INFORMATION

           TABLE 16. PORTFOLIO MANAGERS, HAS BEEN REVISED AS FOLLOWS:


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index        Dimitris             24 RICs              $4.95 billion   7 RICs ($3.77 B)   None(c)       (2)        (28)
                     Bertsimas(b)         2 PIVs               $19.28 million
                                          15 other accounts    $2.88 billion
                     ----------------------------------------------------------------------------
                     Georgios Vetoulis(b) None                 None            None
-----------------------------------------------------------------------------------------------------------------------------------




  * RIC refers to Registered Investment Company; PIV refers to Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) The portfolio manager began managing the fund after its fiscal year end; therefore reporting information is as of Oct. 31, 2008.

(c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

The rest of this section remains the same.